PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 105,934.1	R$ 97,898.8
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	72,201.3	65,174.6
Value Added And Excise Taxes [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	28,810.1	28,139.7
P I S And C O F I N S Tax Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	1,876.5	2,032.5
Other contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Estimates of amounts of possible losses	R$ 3,046.2	R$ 2,552.0